Statutory Reserves and Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory Accounting Practices [Line Items]
Appropriations to statutory reserve, percentage	10.00%	10.00%	10.00%
Maximum percentage of statutory reserve required based on total registered capital	50.00%
Amount contributed to statutory reserve	$ 51	$ 162	$ 370
Restricted net assets	87,137	92,729
Wholly Foreign Owned Entity
Statutory Accounting Practices [Line Items]
Restricted net assets	56,261	58,533
Variable Interest Entity Primary Beneficiary
Statutory Accounting Practices [Line Items]
Restricted net assets	$ 30,876	$ 34,196